Parent Company Only Condensed Financial Information (Unaudited) (Details) - Schedule of parent company statements of operations and comprehensive loss - Parent Company [Member] - Reportable Legal Entities [Member]
		12 Months Ended
		Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Schedule of Parent Company Statements of Operations and Comprehensive Loss [Abstract]
Equity loss of subsidiaries		¥ (138,758,136)	$ (20,192,694)	¥ (75,864,722)	¥ (60,903,713)
Operating expenses:
Selling and marketing					54,278
General and administrative		7,630,726	1,110,456	29,178,255	104,562,058
Research and development		(887,280)	(129,121)	988,531	4,352,356
Total operating expenses		6,743,446	981,335	30,166,786	108,968,692
Loss from operations		(145,501,582)	(21,174,029)	(106,031,508)	(169,872,405)
Other income (expenses):
Financial income/(expenses)		1,119	163	27,107	(21,953,837)
Fair value changes of warrant liability		21,358	3,108
Total other income/(expense), net		22,477	3,271	27,107	(21,953,837)
Net income/(loss)		(145,479,105)	(21,170,758)	(106,004,401)	(191,826,242)
Accretion to redemption value of convertible redeemable preferred shares		(137,991,697)	(20,081,159)	(130,662,326)	(16,610,297)
Foreign currency translation gain(loss)		(137,500,062)	(20,009,614)	38,864,606	22,455,217
Net loss attributable to YS Biopharma		(283,470,802)	(41,251,917)	(236,666,727)	(208,436,538)
Net loss		(145,479,105)	(21,170,758)	(106,004,401)	(191,826,242)
Total comprehensive loss		¥ (282,979,167)	$ (41,180,372)	¥ (67,139,795)	¥ (169,371,025)
Loss per share*:
Basic loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (1.56)	$ (0.23)	¥ (1.71)	¥ (3.1)
Weighted average number of ordinary shares outstanding*:
Weighted average number of ordinary shares outstanding basic (in Shares)	[1]	93,058,197	93,058,197	61,827,883	61,827,883

[1]	Gives retroactive effect to reflect the reorganization in February 2021 and combination in March 2023.